Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns
[rr_BarChartClosingTextBlock]

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.01% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.54% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.81% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.58% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.93% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.60% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.78% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.93% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.60% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.78% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

[rr_BarChartHeading]	Annual Total Returns - Vanguard Windsor Fund Admiral Shares	Annual Total Returns - Vanguard Windsor II Fund Admiral Shares	Annual Total Returns - Vanguard Windsor Fund Investor Shares	Annual Total Returns - Vanguard Windsor II Fund Investor Shares	Annual Total Returns - Vanguard Windsor Fund Investor Shares	Annual Total Returns - Vanguard Windsor II Fund Investor Shares
[rr_BarChartNarrativeTextBlock]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

[rr_BarChartTableTextBlock]
[rr_ExpenseExampleHeading]	Example	Example	Example	Example	Examples	Examples
[rr_ExpenseExampleNarrativeTextBlock]

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseHeading]	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
[rr_HighestQuarterlyReturnLabel]	(quarter ended September 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended June 30, 2009 )
[rr_IndexNoDeductionForFeesExpensesTaxes]	(reflects no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflects no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)
[rr_LowestQuarterlyReturnLabel]	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )
[rr_ObjectiveHeading]	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]	The Fund seeks to provide long-term capital appreciation and income.	The Fund seeks to provide long-term capital appreciation and income.	The Fund seeks to provide long-term capital appreciation and income.	The Fund seeks to provide long-term capital appreciation and income.	The Fund seeks to provide long-term capital appreciation and income.	The Fund seeks to provide long-term capital appreciation and income.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
[rr_PerformanceAdditionalMarketIndex]		, which have investment characteristics similar to those of the Fund.		, which have investment characteristics similar to those of the Fund.		, which have investment characteristics similar to those of the Fund.
[rr_PerformanceAvailabilityPhone]	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447
[rr_PerformanceAvailabilityWebSiteAddress]	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
[rr_PerformancePastDoesNotIndicateFuture]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableExplanationAfterTaxHigher]

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableHeading]	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014
[rr_PerformanceTableNotRelevantToTaxDeferred]					After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
[rr_PerformanceTableOneClassOfAfterTaxShown]					Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																			0.38	0.27	0.38	0.27	0.38	0.27
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

[rr_ProspectusDate]	Feb. 25, 2015	Feb. 25, 2015	Feb. 25, 2015	Feb. 25, 2015	Feb. 25, 2015	Feb. 25, 2015
[rr_RiskHeading]	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.
[rr_RiskNarrativeTextBlock]

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[rr_RiskNotInsuredDepositoryInstitution]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
[rr_RiskReturnHeading]	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return
[rr_ShareholderFeesCaption]	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. The Fund uses multiple investment advisors.

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. The Fund uses multiple investment advisors.

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. The Fund uses multiple investment advisors.

The Fund invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

[vanguard_ComparativeBenchmark]																									Comparative Indexes	Comparative Indexes